Nature of Business	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Nature Of Business [Line Items]
Nature of Business
1. Nature of Business
Syros Pharmaceuticals, Inc. (the “Company”), a Delaware corporation formed in November 2011, is a biopharmaceutical company seeking to redefine the power of small molecules to control the expression of genes.
The Company is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals; risks inherent in the development and commercialization of medicines to treat human disease; competition from other companies, many of which are larger and better capitalized; risks relating to obtaining and maintaining necessary intellectual property protection; and the need to obtain adequate additional financing to fund the development of its product candidates and discovery activities. If the Company is unable to raise capital when needed or on favorable terms, it would be forced to delay, reduce, eliminate or out-license
certain of its research and development programs or future commercialization rights to its product candidates.
The Company has incurred significant net operating losses in every year since its inception. It expects to continue to incur significant and increasing net operating losses for at least the next several years. The Company’s net losses were $86.6 million, $84.0 million and $75.4 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of March 31, 2022, the Company had an accumulated deficit of $488.7 million. The Company has not generated any revenues from product sales, has not completed the development of any product candidate and may never have a product candidate approved for commercialization. The Company has financed its operations to date primarily through a credit facility, the sale of equity securities and through license and collaboration agreements. The Company has devoted substantially all of its financial resources and efforts to research and development and general and administrative activities to support such research and development. The Company’s net losses may fluctuate significantly from quarter to quarter and year to year. Net losses and negative cash flows have had, and will continue to have, an adverse effect on the Company’s stockholders’ equity and working capital.
Under ASC Topic
205-40,
Presentation of Financial Statements—Going Concern
, management is required at each reporting period to evaluate whether there are conditions and events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates the substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (i) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued and (ii) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Generally, to be considered probable of being effectively implemented, the plans must have been approved by the Company’s board of directors before the date that the financial statements are issued.
Successful completion of the Company’s development program and, ultimately, the attainment of profitable operations are dependent upon future events, including obtaining adequate financing to support the Company’s cost structure and operating plan. Management’s plans to alleviate its financing requirements include, among other things, pursuing one or more of the following steps to raise additional capital, none of which can be guaranteed or are entirely within the Company’s control:

•	raise funding through the sale of the Company’s common or preferred stock;

•	raise funding through debt financing; and

•	establish collaborations with potential partners to advance the Company’s product pipeline.
Based on its current operating plan, the Company’s management believes that its cash, cash equivalents and marketable securities of $112.9 million as of March 31, 2022 will allow the Company to meet its liquidity requirements into the second quarter of 2023. The Company’s history of significant losses, its negative cash flows from operations, its limited liquidity resources currently on hand, and its dependence on its ability to obtain additional financing to fund its operations after the current resources are exhausted, about which there can be no certainty, have resulted in management’s assessment that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the issuance date of this Quarterly Report on Form
10-Q.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments that may result from the outcome of this uncertainty.
If the Company is unable to raise capital when needed or on acceptable terms, or if it is unable to procure collaboration arrangements to advance its programs, the Company would be forced to discontinue some of its operations or develop and implement a plan to further extend payables, reduce overhead or scale back its current operating plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan would be successful.

1. Nature of Business
Syros Pharmaceuticals, Inc. (the “Company”), a Delaware corporation formed in November 2011, is a biopharmaceutical company seeking to redefine the power of small molecules to control the expression of genes.
The Company is subject to a number of risks similar to those of other early stage companies, including dependence on key individuals; risks inherent in the development and commercialization of medicines to treat human disease; competition from other companies, many of which are larger and better capitalized; risks relating to obtaining and maintaining necessary intellectual property protection; and the need to obtain adequate additional financing to fund the development of its product candidates and discovery activities. If the Company is unable to raise capital when needed or on favorable terms, it would be forced to delay, reduce, eliminate or out-license
certain of its research and development programs or future commercialization rights to its product candidates.
In January 2021, the Company issued and sold an aggregate of 5,400,000 shares of the Company’s common stock in an underwritten public offering at a public offering price of $14.00 per share, resulting in gross proceeds of $75.6 million before deducting underwriting discounts and commissions and other transaction expenses of approximately $5.1 million.
On December 8, 2020, through a private placement, the Company issued 10,312,500 shares of the Company’s common stock, par value $0.001 per share, and, in lieu of such shares of common stock, pre-funded
warrants (the
“Pre-Funded
Warrants”) to purchase an aggregate of 1,000,000 shares of common stock, and, in each case, accompanying warrants (the “Warrants”) to purchase an aggregate of up to 2,828,125 additional shares of common stock (or
Pre-Funded
Warrants to purchase common stock in lieu thereof) at a price of $8.00 per share and accompanying Warrant (or $7.99 per
Pre-Funded
Warrant and accompanying Warrant). The private placement resulted in gross proceeds of $90.5 million, before $0.4 million of transaction costs.
On December 4, 2020, the Company entered into an asset purchase agreement (the “Asset Purchase Agreement”) with Orsenix, LLC (“Orsenix”), pursuant to which the Company acquired all of Orsenix’s assets related to a novel oral form of arsenic trioxide, which the Company refers to as
SY-2101
(the “Product”). Under the terms of the Asset Purchase Agreement, the Company was required to pay to Orsenix an upfront fee of $12.0 million, which was paid with cash on hand upon the closing of the transaction. In addition the Company is required to pay single-digit million dollar milestone payments related to the development of the Product in indications other than APL; $6.0 million following the achievement of a regulatory milestone related to the development of the Product in APL; and up to $10.0 million upon the achievement of certain commercial milestones with respect to the Product.
In April 2019, the Company completed two concurrent underwritten public offerings of the Company’s equity securities, which together resulted in gross proceeds to the Company of $70.0 million, before underwriting discounts and commissions and offering expenses of approximately $5.0 million. In one of the public offerings, the Company sold 8,667,333 shares of its common stock and accompanying Class A warrants (the “2019 Warrants”) to purchase 1,951,844 shares of the Company’s common stock, at a combined price to the public of $7.50 per common share and accompanying 2019 Warrant. In the other public offering, the Company sold 666 shares of its Series A convertible preferred stock (the “Series A Stock”), and accompanying 2019 Warrants to purchase 166,500 shares of the Company’s common stock, at a combined public offering price of $7,500 per share and accompanying 2019 Warrant. Each 2019 Warrant is immediately exercisable at an exercise price of $8.625 per share, subject to adjustment in certain circumstances, and will expire on October 10, 2022. During November 2019, the Company issued and sold an aggregate of 180,787 shares of its common stock to the public pursuant to its at-the-market
sales facility, resulting in aggregate gross proceeds of $0.9 million.

The Company has incurred significant annual net operating losses in every year since its inception. It expects to continue to incur significant and increasing net operating losses for at least the next several years. The Company’s net losses were $86.6 million, $84.0 million and $75.4 million for the years ended December 31, 2021, 2020 and 2019, respectively. As of December 31, 2021, the Company had an accumulated deficit of $463.6 million. The Company has not generated any revenues from product sales, has not completed the development of any product candidate and may never have a product candidate approved for commercialization. The Company has financed its operations to date primarily through a credit facility, the sale of equity securities and through license and collaboration agreements. The Company has devoted substantially all of its financial resources and efforts to research and development and general and administrative expense to support such research and development. The Company’s net losses may fluctuate significantly from quarter to quarter and year to year. Net losses and negative cash flows have had, and will continue to have, an adverse effect on the Company’s stockholders’ equity and working capital.
Under ASC Topic
205-40,
Presentation of Financial Statements - Going Concern
, management is required at each reporting period to evaluate whether there are conditions and events, considered in the aggregate, that raise substantial doubt about an entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date the financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates the substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (i) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued and (ii) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Generally, to be considered probable of being effectively implemented, the plans must have been approved by the Company’s board of directors before the date that the financial statements are issued.
Successful completion of the Company’s development program and, ultimately, the attainment of profitable operations are dependent upon future events, including obtaining adequate financing to support the Company’s cost structure and operating plan. Management’s plans to alleviate its financing requirements include, among other things, pursuing one or more of the following steps to raise additional capital, none of which can be guaranteed or are entirely within the Company’s control:

•	raise funding through the sale of the Company’s common or preferred stock;

•	raise funding through debt financing; and

•	establish collaborations with potential partners to advance the Company’s product pipeline.
Based on the Company’s current operating plan, its cash, cash equivalents and marketable securities of $143.4 million as of December 31, 2021 will allow the Company to meet its liquidity requirements into the first quarter of 2023. The Company’s history of significant losses, its negative cash flows from operations, its limited liquidity resources currently on hand, and its dependence on its ability to obtain additional financing to fund its operations after the current resources are exhausted, about which there can be no certainty, have resulted in management’s assessment that there is substantial doubt about the Company’s ability to continue as a going concern for a period of at least twelve months from the issuance date of this Annual Report on Form
10-K.
The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business, and do not include any adjustments that may result from the outcome of this uncertainty.

If the Company is unable to raise capital when needed or on acceptable terms, or if it is unable to procure collaboration arrangements to advance its programs, the Company would be forced to discontinue some of its operations or develop and implement a plan to further extend payables, reduce overhead or scale back its current operating plan until sufficient additional capital is raised to support further operations. There can be no assurance that such a plan would be successful.

Tyme Technologies, Inc. and Subsidiaries [Member]
Nature Of Business [Line Items]
Nature of Business
Note 1. Nature of Business
Tyme Technologies, Inc. is a Delaware corporation headquartered in Bedminster, New Jersey, with a wholly owned subsidiary, Tyme Inc. (together, “TYME” or the “Company”). The majority of the Company’s research, development and other business activities are conducted by Tyme Inc., which was incorporated in Delaware in 2013.
TYME is an emerging biotechnology company developing CMBTs that are intended to be effective across a broad range of solid tumors and hematologic cancers, while also maintaining patients’ quality of life through relatively low toxicity profiles. Unlike targeted therapies that attempt to regulate specific mutations within cancer, the Company’s therapeutic approach is designed to take advantage of a cancer cell’s innate metabolic requirements to cause cancer cell death.
The Company is currently focused on developing its novel compound,
SM-88,
its preclinical pipeline of novel CMBT
TM
programs, and
TYME-19
as a potential therapeutic for SARS
CoV-2
diseases. The Company believes that early clinical results demonstrated by
SM-88
in multiple advanced cancers including breast, sarcomas, pancreatic, and prostate, reinforce the potential of its emerging CMBT
TM
pipeline.
Ongoing Studies
OASIS Trial in metastatic HR+/HER2- breast cancer
The Company is collaborating with Georgetown University to support a Phase II trial, OASIS, for
SM-88
in patients with metastatic breast cancer who have HR+ and HER2- disease (“HR+/HER2-”). This represents approximately 68% of the annual breast cancer diagnoses in the US each year. The OASIS trial is an investigator-initiated prospective open-label Phase II trial evaluating the efficacy and safety of
SM-88
with MPS for the treatment of metastatic HR+/HER2- breast cancer after treatment with a CDK4/6 inhibitor. This trial is designed as a two-stage
trial, enrolling up to 50 patients who have failed or progressed after receiving two hormonal agents and a CDK4/6 inhibitor to receive
SM-88
with MPS without additional cancer therapies. The primary endpoint of this trial is ORR, with secondary endpoints including DOR, CBR at >24 weeks, PFS, and safety. The trial is being conducted at Georgetown University at a total of five sites within the Georgetown/MEDSTAR system located in Washington DC, Maryland, and New Jersey. Patient enrollment began in 2021 with the first patient dosed in September.
HoPES Trial in sarcoma
In early 2020, the open-label Phase 2 investigator-sponsored trial of
SM-88
therapy in sarcoma, HoPES, opened. This trial has two cohorts, each expecting to enroll 12 patients. The first is
SM-88
with MPS as salvage treatment in patients with mixed rare sarcomas, and the other is
SM-88
with MPS as maintenance treatment for patients with metastatic Ewing’s sarcoma who had not progressed on prior therapy. The primary objectives are to measure ORR and PFS. Secondary objectives include DOR, OS, CBR using RECIST, and incidence of treatment-emergent AEs. The Joseph Ahmed Foundation is sponsoring this trial, which is being conducted by Principal Investigator Dr. Chawla at the Sarcoma Oncology Center in Santa Monica, CA.
Preclinical Pipeline Programs
The Company has begun a comprehensive translational preclinical program focused on
SM-88
MOA and Biomarker Identification/Validation. We have engaged Evotec, a leading global research and development company, to aid in the execution of these activities and we are also incorporating several complementary academic collaborations into this multi-faceted program. The overall goal of these activities is to potentially identify actionable biomarkers of sensitivity and activity to
SM-88
in various cancers, complementary combination drugs strategies for
SM-88,
and other cancer metabolism targets that could benefit from treatment.

TYME-18
is a CMBT
TM
compound under development that is delivered intratumorally.
TYME-18
leverages a member of the bile acid family to create a potential treatment for inoperable tumors. Preliminary observations of the local administration of
TYME-18,
a combination of a proprietary surfactant system and natural sulfonic acid, suggested its potential as an important regulator of energy metabolism that may impede the ability of tumors to increase in size, which, in addition to its lytic functionality, could prove useful in difficult-to-treat
cancers. The Company is assessing development priorities to determine if additional advancement of this program is warranted at this time.
TYME-19
is an oral synthetic member of the bile acid family. The Company also uses bile acids in its anti-cancer drug candidate,
TYME-18.
Because of its expertise in bile acids and their effects, the Company was able to identify
TYME-19
as a well-characterized bile acid with potential antiviral properties. Bile acids have primarily been used for liver disease; however, like all steroids, they are messenger molecules that modulate a number of diverse critical cellular processes. Bile acids can modulate lipid and glucose metabolism and can remediate dysregulated protein folding, with potentially therapeutic effects on cardiovascular, neurologic, immune, and other metabolic systems. Some agents in this class have also previously shown antiviral properties.
The Company has retained virology experts at Evotec to assess the MOAs of
TYME-19
to assist the Company in assessing the path forward for the
TYME-19
program. Evotec is a global drug development company with the capability to access the multiple existing and emerging variants of the
COVID-19
virus. TYME and Evotec are testing the ability of
TYME-19
to interrupt the cellular pathways commonly used by viruses to produce viral proteins as well as cellular responses to viral infection that cause local inflammation. Prolonged inflammation from
SARS-CoV-2
can lead to some of the severe outcomes experienced by infected patients.
Tumor Targeting Technology
TYME has developed a technology (“Tumor Targeting Technology”) by which the tyrosine isomer L metyrosine
(L-α-methylparatyrosine)
can be fused with a second therapeutic agent in a manner that creates a fusion compound that may allow targeted accumulation of the treatment by the cancer cells in a novel manner. The Company is assessing potential development paths forward for this technology.
Discontinuing Programs
Precision Promise Trial-
SM-88
with MPS as 2nd line therapy in metastatic pancreatic cancer
In October 2018 the Company partnered with PanCAN to study
SM-88
in an adaptive randomized Phase II/III trial with registration intent known as Precision Promise
SM
. The objective of Precision Promise is to expedite the study and approval of promising therapies for pancreatic cancer by bringing multiple stakeholders together, including academic, industry and regulatory entities. The trial began in early 2020, with
SM-88
(with the conditioning agents MPS) being studied as monotherapy in a treatment arm for patients who have failed one prior line of chemotherapy.
On January 26, 2022, the Company announced the discontinuation of
SM-88
with MPS in the Precision Promise trial in mPDAC upon learning from PanCAN, the trial sponsor, that it terminated the arm due to futility compared to the control of standard of care chemotherapy in second-line mPDAC. Based on the information provided by PanCAN, the OS for
SM-88
with MPS in monotherapy was lower compared to standard of care chemotherapies with either Gemcitabine and Abraxane or modified FOLFIRINOX. As of March 31, 2022, remaining estimated costs to close out the trial have been expensed.
TYME-88-PANC
(Part 2) (third-line Metastatic Pancreatic Cancer)
In fiscal year 2020, we launched our pivotal study for
SM-88
in the third-line treatment of pancreatic cancer through an amendment to our ongoing
TYME-88-Panc
trial (Part 2), with the first patient dosed in the third
quarter of the fiscal year. As described previously, the
COVID-19
pandemic significantly impacted enrollment of this trial such that it appears it is likely to complete enrollment in a similar timeline to the second-line Precision Promise pancreatic cancer trial. There was also a higher than expected dropout of patients randomized to the chemotherapy control arm, which could have potentially impacted the interpretative and regulatory utility of the data.
Following the strategic review, considering, in part, the timeline and regulatory utility for this trial compared to the parallel Precision Promise trial and concentration of investment in this specific cancer, management concluded that it would be best to focus on the second-line Precision Promise trial which offers treatment options to patients earlier in their disease and includes tumor biopsy and biomarker analyses that align with the Company’s overall strategic focus on identifying targeted therapies.
Therefore, the Company decided to stop enrollment and begin the process of closing down the trial. Patients currently on therapy are allowed to continue treatment until progression or unacceptable toxicity. The closing of this trial is expected to require several months to complete. During the year ended March 31, 2022, the Company expensed $723,000 of estimated close out costs. The trial’s remaining ongoing expense to the Company is approximately $400,000 and is expected to be incurred over the five months following March 31, 2022.
Liquidity
The consolidated financial statements have been prepared on a going-concern basis, which contemplates the realization of assets and the satisfaction of liabilities in the normal course of business. The Company has historically funded its operations primarily through equity offerings.
In February 2021, the Company raised $100 million in gross proceeds through a registered direct offering of 40,000,000 shares of its common stock, at a purchase price of $2.50 per share. The Company incurred $6.2 million of related costs which offset such proceeds.
On January 7, 2020, the Company entered into a Securities Purchase Agreement with Eagle Pharmaceuticals, (“Eagle”), pursuant to which the Company raised $20,000,000 through the issuance and sale to Eagle of 10,000,000 shares of common stock, at a price of $2.00 per share.
On October 18, 2019, TYME entered into an Open Market Sale Agreement
SM
(as amended, the “Sale Agreement”) with Jefferies LLC (“Jefferies”) as sales agent, pursuant to which the Company may, from time to time, sell shares of Common Stock through Jefferies having an aggregate offering price of up to $30.0 million (the “Jefferies ATM”). Under the Sale Agreement the minimum share sales price (“Floor Price”) shall not be less than $1.00 without Jefferies prior written consent. During the year ended March 31, 2022, the Company did not
sell any shares through the Jefferies ATM. In the year ended March 31, 2021, the Company raised approximately $6.1 million in aggregate gross proceeds before commissions and expenses through the Sale Agreement and paid commissions and expenses of $0.3 million. At March 31, 2022, there remained approximately $22.2 million of availability to sell shares through the Jefferies ATM subject to the terms of the Sale Agreement.
The proceeds of the aforementioned offerings are being used by the Company for continued clinical studies, drug commercialization and development activities and other general corporate and operating expenses.
For the year ended March 31, 2022, the Company had negative cash flow from operations of $21.2 million and net loss of $23.6 million, which included $2.5 million non-cash
equity compensation and $1.6 million net amortization expense of premiums and discounts on marketable securities, offset by $1.8 million income change in fair value of warrant liability. As of March 31, 2022, the Company had working capital of approximately $71.5 million.
Management has concluded that substantial doubt does not exist regarding the Company’s ability to satisfy its obligations as they come due during the twelve-month period following the issuance of these financial statements. This conclusion is based on the Company’s assessment of qualitative and quantitative conditions and events, considered in aggregate as of the date of issuance of these financial statements that are known and reasonably knowable. Among other relevant conditions and events, the Company has considered its operational plans, liquidity sources, obligations due or expected, funds necessary to maintain the Company’s operations, and potential adverse conditions or events as of the issuance date of these financial statements.